Goodwill And Intangible Assets, Net (Narrative) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Finite-Lived Intangible Assets [Line Items]
WTi crude curve decrease	6.50%	6.50%
WTI quarterly price decrease			20.70%
WTI average closing price	$ 44.90	$ 44.90	$ 56.63
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				15 years
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				15 years
Intangible asset, weighted average useful life				11 years
Customer Lists [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				12 years
Customer Lists [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				15 years
Permits and favorable lease arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, weighted average useful life				14 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, weighted average useful life				6 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, weighted average useful life				5 years
Non Compete Agreements And Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				2 years
Non Compete Agreements And Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life				10 years